Share capital and share premium (Tables)	9 Months Ended
Sep. 30, 2019
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Summary of Share Capital and Share Premium

	September 30, 2019	December 31, 2018
	(in thousands)
	£	£
Share capital	1,298	1,289
Share premium	79,534	79,426

	80,832	80,715

	September 30, 2019	December 31, 2018
	Number (in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	32,456	32,226

Summary of Movement in the Share Capital

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2018	32,226	1,289	79,426
Issue of shares on exercise of options	230	9	108

Balance at September 30, 2019	32,456	1,298	79,534